Debt - Line of Credit (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Line of Credit Facility [Line Items]
Line Of Credit Facility Interest Rate Under Agreement Maximum	0.15%
Unsecured revolving credit agreement	$ 1,500,000,000
Debt Instrument, Unused Borrowing Capacity, Amount	2,000,000,000
Maximum Amount Of Letters Of Credit Issuable	200,000,000
Line Of Credit Facility Interest Rate Under Agreement Minimum	0.07%
Facility fee (in hundredths)	0.10%
Level the debt to capitalization must be below under the facility agreement	50.00%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Unsecured revolving credit agreement	$ 2,500,000,000